NOTICE OF DISTRIBUTION OF UNDERLYING FUND SEMI-ANNUAL REPORTS

TO:	U. S. Securities and Exchange Commission
FROM:	Nationwide Life Insurance Company (“Nationwide”)
DATE:	September 10, 2021
RE:	Nationwide Variable Account-8 (“Registrant”)
File No. 811-07357

Nationwide hereby submits, pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940, that the semi-annual reports for the following underlying mutual funds for the period ended June 30, 2021, have been distributed to contract owners.

Some of the underlying mutual funds included in each Fund Company’s semi-annual report filings may not be available under every contract offered by the Registrant. Nationwide understands that the Fund Companies have filed (or will file) these reports with the Commission. To the extent necessary, these filings are incorporated by reference.

Fund	CIK Number
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I	0000814680
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I	0000814680
American Century Variable Portfolios, Inc. - American Century VP Ultra® Fund: Class I	0000814680
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares	0001056707
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares	0000890064
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares	0000813383
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares	0000912577
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class	0000356494
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class	0000356494
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class	0000356494
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class	0000356494
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class	0000927384
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (formerly, Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I)	0000896435
Invesco - Invesco V.I. Main Street Fund: Series I (formerly, Invesco Oppenheimer V.I. Main Street Fund: Series I)	0000896435
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares	0000906185
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares	0000906185
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares	0000906185
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1	0000909221
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I	0001176343
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Value Portfolio: Class I	0001176343
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class I	0001047909
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I	0001011378
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I	0001011378

Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I (formerly, Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I)	0000353905
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (formerly, Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I)	0000353905
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (formerly, Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I)	0000353905
Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class I (formerly, Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I)	0000353905
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (formerly, Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I)	0000353905
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I (formerly, Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I)	0000353905
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I	0000353905
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares	0000736913
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares	0000736913
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class	0001047304
VanEck VIP Trust - Emerging Markets Fund: Initial Class	0000811976

VanEck VIP Trust - Global Resources Fund: Class S (formerly, VanEck VIP Trust - Global Hard Assets Fund: Class S)	0000811976
VanEck VIP Trust - Global Resources Fund: Initial Class (formerly, VanEck VIP Trust - Global Hard Assets Fund: Initial Class)	0000811976

Questions or comments regarding this filing can be directed to Nationwide Financial - Office of Compliance at is nfscomp@nationwide.com.

Thank you.